Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

34          Commitments

(a)	Capital commitments

	2020	2021
	RMB’000	RMB’000
Contracted but not provided for
- Property, plant and equipment	8	—
- Investments	—	—
	8	—

(b)	Operating lease commitments

The Group leases premises for aesthetic healthcare services and offices under non-cancellable operating agreements. The lease terms are between 3 and 9 years, and majority of lease agreements are renewable at the end of the lease period at market rate.

From 1 January 2021, the Group has recognised right-of-use assets for these leases, except for short-term as stated in note 2.25 and  note 11.

The future aggregate minimum lease payments under non-cancellable operating leases as follows:

	2020	2021
	RMB’000	RMB’000
Not later than 1 year	20	10

(c)Contingencies

Certain subsidiaries of the Company have been named as defendants in four litigations in the PRC. The maximum amount of the damages claimed by the plaintiffs amounted to an aggregate of approximately RMB1,944,655 (2020: RMB8,186,000). No restricted cash was reserved as at December 31, 2021.